Mining Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Mining Interests

5. Mining Interests

Bunker Hill Mine Complex

The Company purchased the Bunker Hill Mine (the “Mine”) in January 2022, as described below.

Prior to purchasing the Mine, the Company had entered into a series of agreements with Placer Mining Corporation (“Placer Mining”), the prior owner, for the lease and option to purchase the Mine. The first of these agreements was announced on August 28, 2017, with subsequent amendments and/or extensions announced on November 1, 2019, July 7, 2020, and November 20, 2020.

Under the terms of the November 20, 2020 amended agreement (the “Amended Agreement”), a purchase price of $7,700,000 was agreed, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Mine as having been previously paid by the Company) and $2,000,000 in Common Shares of the Company. The Company agreed to make an advance payment of $2,000,000, credited towards the purchase price of the Mine, which had the effect of decreasing the remaining amount payable to purchase the Mine to an aggregate of $3,400,000 payable in cash and $2,000,000 in Common Shares of the Company.

The Amended Agreement also required payments pursuant to an agreement with the EPA whereby for so long as the Company leases, owns and/or occupies the Mine, the Company would make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for historical water treatment cost recovery in accordance with the Settlement Agreement reached with the EPA in 2018. Immediately prior to the purchase of the Mine, the Company’s liability to EPA in this regard totaled $11,000,000. (See also Note 6 Environmental Protection Agency Agreement and Water Treatment Liabilities).

The Company completed the purchase of the Mine on January 7, 2022. The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of Common Shares. Concurrent with the purchase of the Mine, the Company assumed incremental liabilities of $8,000,000 to the EPA, consistent with the terms of the amended Settlement Agreement with the EPA that was executed in December 2021 (see “EPA Settlement Agreement” section below).

The $5,400,000 contract cash paid at purchase was the $7,700,000 less the $2,000,000 deposit and $300,000 credit given by the seller for prior years’ maintenance payments. The carrying cost of the Mine is comprised of the following:

January 7,
2022

Contract purchase price	$7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Total carrying cost of mine	$14,247,210

Management has determined the purchase to be an acquisition of a single asset as guided by ASU 805-10. During the three and nine months ended September 30, 2022, the Company has spent an additional $356,149 and $356,149, respectively, in mine improvements.

Land Purchase

On March 3, 2022, the Company purchased a 225-acre surface land parcel for $202,000 which includes the surface rights to portions of 24 patented mining claims, for which the Company already owns the mineral rights.

6. Mining Interests

Bunker Hill Mine Complex

On November 27, 2016, the Company entered into a non-binding letter of intent with Placer Mining Corp. (“Placer Mining”), which letter of intent was further amended on March 29, 2017, to acquire the Bunker Hill Mine in Idaho and its associated milling facility located in Kellogg, Idaho, in the Coeur d’Alene Basin (as amended, the “Letter of Intent”). Pursuant to the terms and conditions of the Letter of Intent, the acquisition, which was subject to due diligence, would include all mining claims, surface rights, fee parcels, mineral interests, existing infrastructure, machinery and buildings at the Kellogg Tunnel portal in Milo Gulch, or anywhere underground at the Bunker Hill Mine Complex. The acquisition would also include all current and historic data relating to the Bunker Hill Mine Complex, such as drill logs, reports, maps, and similar information located at the mine site or any other location.

During the year ended June 30, 2017, the Company made payments totaling $300,000 as part of this Letter of Intent. These amounts were initially capitalized and subsequently written off during fiscal 2018 and were included in exploration expenses.

On August 28, 2017, the Company announced that it signed a definitive agreement (the “Agreement”) for the lease and option to purchase the Bunker Hill Mine assets (the “Bunker Assets”). Under the terms of the Agreement, the Company was required to make a $1,000,000 bonus payment to Placer Mining no later than October 31, 2017, which payment was made, along with two additional $500,000 bonus payments in December 2017. The 24-month lease commenced November 1, 2017. During the term of the lease, the Company was to make $100,000 monthly mining lease payments, paid quarterly.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

The Company had an option to purchase the Bunker Assets at any time before the end of the lease and any extension for a purchase price of $45,000,000 with purchase price payments to be made over a ten-year period to Placer Mining. Under the terms of the agreement, there is a 3% net smelter return royalty (“NSR”) on sales during the lease and a 1.5% NSR on the sales after the purchase option is exercised, which post-acquisition NSR is capped at $60,000,000.

On October 2, 2018, the Company announced that it was in default of the Agreement. The default arose as a result of missed lease and operating cost payments, totaling $400,000, which were due at the end of September and on October 1, 2018. As per the Agreement, the Company had 15 days, from the date notice of default was provided (September 28, 2018), to remediate the default by making the outstanding payment. While management worked with urgency to resolve this matter, management was ultimately unsuccessful in remedying the default, resulting in the Agreement being terminated.

On November 13, 2018, the Company announced that it was successful in renewing the Agreement, effectively with the original Agreement intact, except monthly payments were reduced to $60,000 per month for 12 months, with the accumulated reduction in payments of $140,000 per month (“deferred payments”) being accrued.

On November 1, 2019, the Agreement was amended (the “Amended Agreement”). The key terms of the Amended Agreement are as follows:

●	The lease period was extended for an additional period of nine months to August 1, 2020, with the option to extend for a further six months based upon payment of a one-time $60,000 extension fee (extended);

●	The Company will make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase; and

●	The purchase price is set at $11,000,000 for 100% of the Bunker Assets to be paid with $6,200,000 in cash, and $4,800,000 in common shares. The purchase price also includes the negotiable United States Environmental Protection Agency (“EPA”) costs of $20,000,000. The Amended Agreement provides for the elimination of all royalty payments that were to be paid to the mine owner. Upon signing the Amended Agreement, the Company paid a one-time, non-refundable cash payment of $300,000 to the mine owner. This payment will be applied to the purchase price upon execution of the purchase option. In the event the Company elects not to exercise the purchase option, the payment shall be treated as an additional care and maintenance payment.

On July 27, 2020, the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022.

On November 20, 2020, the Company signed a further amendment to the Amended Agreement. Under the terms of this amendment:

●	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase;

●	The purchase price was reduced to $7,700,000, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Bunker Assets as having been previously paid by the Company and an aggregate of $5,400,000 payable in cash outstanding) and $2,000,000 in common shares. The reference price for the payment in common shares will be based on the common share price of the last equity raise before the option is exercised;

●	The Company’s contingent obligation to settle $1,787,300 of accrued payments due to Placer Mining has been waived. As a result, the Company recorded a gain on settlement of accounts payable of $1,787,300; and

●	The Company is to make an advance payment of $2,000,000 (paid) to Placer Mining which shall be credited toward the purchase price if and when the Company elects to exercise its purchase right. In the event that the Company irrevocably elects not to exercise its purchase right, the advance payment of $2,000,000 will be repaid to the Company within twelve months from the date of such election. This payment had the effect of decreasing the remaining amount payable to purchase the Bunker Assets to an aggregate of $3,400,000 payable in cash and $2,000,000 in common shares of the Company.

As at December 31, 2021 and 2020, the Company accrued for a total of $nil for each year (June 30, 2020 - $1,847,300), which was included in accounts payable. These monthly payments will be waived should the Company choose to exercise its option.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

Purchase of the Bunker Hill Mine:

In December 2021, the Company announced its intention to purchase the mine complex, which was consummated subsequent to the close of the period. With the execution of the EPA settlement agreement amendment described below and the expected receipt of $8,000,000 proceeds from the Royalty Convertible Debenture, the Company has contracted to purchase the Bunker Hill Mine from Placer Mining Corp. and a definitive agreement has been signed by both parties. The terms of the purchase were modified to a purchase price of $7,700,000, with $300,000 of previous lease payments and a deposit of $2,000,000 applied to the purchase, resulting in cash paid at closing of approximately $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of common shares in the Company. Purchase of the mine consists of over 400 patented mining claims and 5,800 acres of private land.

Closing of the transaction occurred in January 2022, concurrent with funding of the Royalty Convertible Debenture, approval of the transaction by Placer Mining Corp. shareholders, and satisfaction of other closing conditions. See Note 16, Subsequent Events.

Environmental Protection Agency Agreement:

In addition to the payments to Placer Mining described above, and pursuant to an agreement with the EPA whereby for so long as Bunker leases, owns and/or occupies the Bunker Hill Mine, the Company will make payments to the EPA on behalf of the current owner in satisfaction of the EPA’s claim for cost recovery. These payments, if all are made, will total $20,000,000. The agreement calls for payments starting with $1,000,000 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000	Not paid
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

The total unpaid EPA cost recovery payments under the agreement was $11,000,000 at December 31, 2021 (December 31, 2020 - $8,000,000 and June 30, 2020 - $5,000,000, respectively).

In addition to these cost recovery payments, the Company is to make semi-annual payments of $480,000 on June 1 and December 1 of each year, to cover the EPA’s costs of operating and maintaining the water treatment facility that treats the water being discharged from the Bunker Hill Mine. The Company also has received invoices from the EPA for additional water treatment charges for the periods from December 2017 to May 2021, and has accrued costs for estimated water treatment costs through December 31, 2021.  A total of $5,110,706 was outstanding as at December 31, 2021 (December 31, 2020 - $3,136,050 and June 30, 2020 - $2,309,388, respectively). In December 2021, the Company entered into a Settlement Amendment, described below, under which a payment of $2,963,111 would be made toward water treatment liabilities, representing the balance of liabilities owed for the 2020 and earlier invoices, net of payments made through the end of September 2021. In consultation with the EPA, the Company has committed to meet this obligation by 180 days from the effective date of the Amended Settlement Agreement. The unpaid EPA balance is subject to interest at the rate specified for interest on investments of the EPA Hazardous Substance Superfund, which was 0.10% at December 31, 2021. As at December 31, 2021, the interest accrued on the unpaid EPA balance was $306,502 (December 31, 2020 - $162,540 and June 30, 2020 - $89,180, respectively).

During the year ended December 31, 2021, the Company has accrued an estimate for additional water treatment charges based on an invoice received covering the period of November 2019 to October 2020 and a further invoice covering the period of November 2020 to May 2021. The Company believes that the charges in this latter invoice, of approximately $165,000 per month, represent the best estimate of unbilled charges for the period of June 2021 to December 2021, and has accrued for these charges accordingly. Net of a total of $880,000 cash payments made to the EPA during the year, the total accrual for EPA water treatment charges is $5,110,706 as of December 31, 2021, before consideration of unpaid cost recovery payments. The Company has included all unpaid and accrued EPA payments and accrued interest in accounts payable and accrued liabilities, totaling $16,417,208 due to the EPA at December 31, 2021 (December 31, 2020 - $11,298,594 and June 30, 2020 - $7,915,235, respectively). For the year ended December 31, 2021, water treatment costs of $5,998,615 were recognized as part of exploration expense (six months ended December 31, 2020 – $3,873,359, year ended June 30, 2020 – $5,905,235).

EPA Settlement Agreement Amendment:

In December 2021, in conjunction with its intention to purchase the mine complex, the Company entered into an amended Settlement Agreement (the “Amendment”) between the Company, Idaho Department of Environmental Quality, US Department of Justice and the EPA, modifying the payment schedule and payment terms for recovery of historical environmental response costs at Bunker Hill Mine incurred by the EPA. With the purchase of the mine subsequent to the end of the period, the remaining payments of the EPA cost recovery liability would be assumed by the Company, resulting in a total of $19,000,000 liability to the Company, an increase of $8,000,000. The new payment schedule includes a $2,000,000 payment to the EPA within 30 days of execution of this amendment, which was paid subsequent to December 31, 2021. The remaining $17,000,000 will be paid on the following dates:

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

Date	Amount
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

The resumption of payments in 2024 were agreed in order to allow the Company to generate sufficient revenue from mining activities at the Bunker Hill Mine to address remaining payment obligations from free cash flow.

In addition to the cost recovery payments outlined above, the Amendment includes payment for outstanding water treatment costs that have been incurred over the period from 2018 through October 2020. This approximately $2,900,000 payment would be made within 90 days of the execution of the Amendment. On March 22, 2022, the Company reported that in consultation with the EPA, it has committed to meet the approximately $2,900,000 and Financial Assurance obligations by 180 days from the effective date of the Amended Settlement Agreement.

The changes in payment terms and schedule, are contingent upon the Company securing Financial Assurance in the form of performance bonds or letters of credit deemed acceptable to the EPA totaling $17,000,000. These assurances correspond to the Company’s cost recovery obligations to be paid in 2024 through 2029 as outlined above. Should the Company fail to make its scheduled payment, the EPA can draw against this financial assurance. The amount of the bonds or letters of credit will decrease over time as individual payments are made. If the Company fails to post the Final Financial Assurance within 180 days of the execution of the Amendment, the terms of the original agreement as described above will be reinstated.

As at December 31, 2021, the Company had not secured the interim financial assurance, and therefore the contingency had not been removed or satisfied. Further, as of the date of this filing, the financial assurance has not been secured, and as a result, the liability to the EPA is accounted for with no effectivity of the Amendment, with the liabilities each reflected as current liabilities. See Note 16, Subsequent Events.